Long-term Debt and Convertible Promissory Notes (Details Narrative)													1 Months Ended			6 Months Ended		12 Months Ended
	Jun. 13, 2024 USD ($) Integer	Feb. 23, 2024 USD ($) Integer	Jan. 25, 2024	Jan. 12, 2024 USD ($) Integer	Mar. 24, 2023 USD ($) Integer	Feb. 03, 2023 USD ($) Integer	Nov. 23, 2022 USD ($) Integer	Oct. 03, 2022 USD ($) Integer	Jul. 14, 2022 USD ($) Integer	Apr. 25, 2022 USD ($) Integer	Feb. 07, 2022 USD ($) Integer	Jun. 22, 2020 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Jul. 31, 2024 USD ($) shares	Jul. 31, 2023 USD ($)	Jan. 31, 2024 USD ($) shares	Jan. 31, 2023 USD ($) shares
Short-Term Debt [Line Items]
Maturity date			Jan. 25, 2025															Jan. 31, 2024
Notes payable																$ 49,169		$ 32,400
Debt discount																67,352	$ 71,497
Original issue debt discounts and fees paid																31,000	17,350
Amortization of debt discount																66,048	$ 112,505
Notes Payable, Noncurrent																32,400		32,400	$ 32,400
Notes and Loans Payable, Current																16,769
Debt Instrument, Increase, Accrued Interest																2,729		2,729
Long-Term Debt [Member]
Short-Term Debt [Line Items]
Notes payable																		32,400
Accrued interest																		2,729
SBA's Economic Injury Disaster Loan Program [Member]
Short-Term Debt [Line Items]
Fee amount												$ 100
Proceeds from loans originations												$ 32,300
Line of credit facility interest rate during period												3.75%
Debt instrument term												30 years
Debt instrument periodic payment												$ 158
Premium Finance Agreement [Member]
Short-Term Debt [Line Items]
Interest rate, percentage													13.20%	12.70%	10.45%
Debt instrument periodic payment													$ 2,903	$ 2,909	$ 2,871
Notes payable																		0	2,754
Insurance policy premiums													$ 33,500	$ 33,500	$ 33,400
Insurance policy premiums description													one year policy period	one-year policy period	one-year policy period
Insurance financed													$ 24,750	$ 24,850	$ 24,750
February 2022 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value											$ 74,800
Interest rate, percentage											8.00%
Original Issue Discount											$ 9,800
Maturity date											Feb. 07, 2023
Debt instrument convertible consecutive trading days | Integer											180
Common stock conversion, percentage											75.00%
Debt instrument, convertible, threshold trading days | Integer											10
Debt instrument conversion, amount																			$ 74,800
Debt conversion on convertible shares | shares																			639,517
Principal and interest total amount																			$ 0
April 2022 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value										$ 71,500
Interest rate, percentage										8.00%
Original Issue Discount										$ 9,500
Maturity date										Apr. 25, 2023
Debt instrument convertible consecutive trading days | Integer										180
Common stock conversion, percentage										75.00%
Debt instrument, convertible, threshold trading days | Integer										10
Debt instrument conversion, amount																			$ 71,500
Debt conversion on convertible shares | shares																			758,524
Principal and interest total amount																			$ 0
July 2022 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value									$ 45,138									1,806
Interest rate, percentage									8.00%
Original Issue Discount									$ 10,138
Maturity date									Jul. 14, 2023
Debt instrument convertible consecutive trading days | Integer									180
Common stock conversion, percentage									75.00%
Debt instrument, convertible, threshold trading days | Integer									10
Debt instrument conversion, amount																		$ 30,138	$ 15,000
Debt conversion on convertible shares | shares																		360,675	205,198
Principal and interest total amount																		$ 0	$ 30,138
October 2022 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value								$ 45,138										1,806
Interest rate, percentage								8.00%
Original Issue Discount								$ 10,138
Maturity date								Oct. 03, 2023
Debt instrument convertible consecutive trading days | Integer								180
Common stock conversion, percentage								75.00%
Debt instrument, convertible, threshold trading days | Integer								10
Debt instrument conversion, amount																		$ 45,138
Debt conversion on convertible shares | shares																		1,102,975
Principal and interest total amount																		$ 0
November 2022 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value							$ 51,108											2,044
Interest rate, percentage							8.00%
Original Issue Discount							$ 11,219
Maturity date							Nov. 23, 2023
Debt instrument convertible consecutive trading days | Integer							180
Common stock conversion, percentage							75.00%
Debt instrument, convertible, threshold trading days | Integer							10
Debt instrument conversion, amount																		$ 51,108
Debt conversion on convertible shares | shares																		1,477,693
Principal and interest total amount																		$ 0
February 2023 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value						$ 48,675												1,947
Interest rate, percentage						8.00%
Original Issue Discount						$ 4,425
Maturity date						Feb. 02, 2024
Debt instrument convertible consecutive trading days | Integer						180
Common stock conversion, percentage						75.00%
Debt instrument, convertible, threshold trading days | Integer						10
Debt instrument conversion, amount																		$ 48,675
Debt conversion on convertible shares | shares																		1,131,880
Principal and interest total amount																		$ 0
Fee amount						$ 4,250
March 2023 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value					$ 48,675													1,945
Interest rate, percentage					8.00%
Original Issue Discount					$ 4,425
Maturity date					Mar. 24, 2024
Debt instrument convertible consecutive trading days | Integer					180
Common stock conversion, percentage					75.00%
Debt instrument, convertible, threshold trading days | Integer					10
Debt instrument conversion, amount																		$ 48,675
Debt conversion on convertible shares | shares																		1,593,694
Principal and interest total amount																		$ 0
Fee amount					$ 4,250
January Twelve Two Thousand Twenty Four Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value				$ 110,000
Interest rate, percentage				8.00%
Original Issue Discount				$ 10,000
Maturity date				Mar. 24, 2024
Debt instrument convertible consecutive trading days | Integer				180
Common stock conversion, percentage				75.00%
Debt instrument, convertible, threshold trading days | Integer				10
Principal and interest total amount																		15,000
Fee amount				$ 5,000
Note balance				95,000
January Two Thousand And Twenty Four Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value				$ 110,000
Interest rate, percentage				8.00%
Original Issue Discount				$ 10,000												25,665		15,000
Maturity date				Mar. 24, 2024
Debt instrument convertible consecutive trading days | Integer				180
Common stock conversion, percentage				75.00%
Debt instrument, convertible, threshold trading days | Integer				10
Debt instrument conversion, amount																$ 35,000
Debt conversion on convertible shares | shares																185,381
Fee amount				$ 5,000
Note balance																$ 49,335		$ 95,000
February 2024 Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value		$ 126,000
Interest rate, percentage		10.00%
Original Issue Discount		$ 21,000														17,512
Maturity date		Nov. 30, 2024
Common stock conversion, percentage		65.00%
Debt instrument, convertible, threshold trading days | Integer		10
Fee amount		$ 5,000
Note balance																108,488
June Twenty Twenty Four Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face value	$ 126,000
Interest rate, percentage	10.00%
Original Issue Discount	$ 21,000															4,127
Maturity date	Mar. 15, 2025
Common stock conversion, percentage	65.00%
Debt instrument, convertible, threshold trading days | Integer	10
Fee amount	$ 5,000
Note balance																$ 61,873